Summary of personnel expenses - Schedule of personnel expenses (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Classes of employee benefits expense [abstract]
Salaries and wages	€ 6,269	€ 6,163	€ 5,859
Defined contribution plans	261	242	249
Defined benefit plans	167	157	155
Share-based payments	337	239	201
Social security costs	797	762	830
Total	€ 7,831	€ 7,563	€ 7,294